PHX Merger (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Allocation of Purchase Price

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed on June 23, 2025, including any measurement period adjustments (in thousands):

December 31, 2025
Assets acquired:
Cash and cash equivalents	$148
Accounts receivable	5,577
Other current assets	1,374
Natural gas mineral interests, net	214,307
Other property and equipment, net	475
Other assets	539
Total assets acquired	$222,420
Liabilities acquired:
Accounts payable	$739
Accrued liabilities	49
Operating lease liabilities, current portion	257
Short-term derivative liability	598
Operating lease liabilities, net of current portion	317
Asset retirement obligation	302
Deferred tax liability	24,837
Long-term derivative liability	558
Total liabilities assumed	$27,657
Net assets acquired	$194,763

Schedule of Pro Forma Information

The unaudited pro forma information for the years ended December 31, 2025 and 2024, gives effect to the PHX Merger as if it had occurred on January 1, 2024 (in thousands, except per share amounts):

	Year Ended
	December 31, 2025	December 31, 2024
Total revenues	$84,153	$44,021
Pro forma net income (loss)	$2,753	$(9,239)
Net income (loss) per share:
Basic and diluted	$(0.27)	$(3.34)